Troubled Debt Restructures - Schedule of Successes and Failures of Types of Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 Loans	Dec. 31, 2013 Loans	Dec. 31, 2012 Loans
Paid In Full [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investments	$ 112
Paid In Full [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investments	112
Paying as Restructured [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	9	10	9
Recorded Investments	1,214	1,234	949
Paying as Restructured [Member] | Extend Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	1
Recorded Investments	32
Paying as Restructured [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans	8	10	9
Recorded Investments	1,182	1,234	949
Converted to Nonaccrual [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans
Recorded Investments
Foreclosure/ Default [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			6
Recorded Investments			365
Foreclosure/ Default [Member] | Extend Payment Terms [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			4
Recorded Investments			110
Foreclosure/ Default [Member] | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans			2
Recorded Investments			$ 255